Annual Total Returns- DWS Bond VIP (Class A) [BarChart] - Class A - DWS Bond VIP - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.68%	7.77%	(3.03%)	6.63%	(0.29%)	5.93%	5.83%	(2.65%)	10.62%	9.07%